TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes on income from continuing operations, as reported in the consolidated statements of income		$ 22,955	$ 16,986	$ 6,554
Statutory tax rate		23.00%	23.00%	24.00%
Theoretical taxes on income		$ 5,279	$ 3,907	$ 1,573
Currency differences		(1,908)	3,089	(3,225)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status		241	345	2,849
Changes in valuation allowance		(14,250)	(3,939)	(3,343)
Loss from liquidation of subsidiaries	[1]		(8,930)
Expiration of carryforward tax losses		923		622
Exempt subsidy loss (income)		(3,813)	394	(2,646)
U.S. Tax Cuts and Jobs Acts effect			56	2,138
Nondeductible expenses and other differences		(55)	3,655	1,785
Tax benefit		$ (13,583)	$ (1,423)	$ (247)

[1]	In 2018 the Company's Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.